Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

Stock-based compensation expense as reflected in the Company’s condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to December 31,	Year Ended December 31,		(Inception) to December 31,
	2010	2011	2012	2012

Research and development	$—	$46	$544	$590
General and administrative	—	259	1,259	1,518
Total stock-based compensation expense	$—	$305	$1,803	$2,108

The Company maintains several equity compensation plans, including the 2012 Omnibus Incentive Plan (the “2012 Incentive Plan”), the 2010 Stock Incentive Plan (the “2010 Incentive Plan”), and the 2012 Employee Stock Purchase Plan (the “2012 ESPP”).  Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the individual plans. To date, options granted by the Company vest twenty five percent (25%) one year from vesting start date and seventy-five percent (75%) in equal installments over the subsequent thirty-six (36) months (subject to acceleration of vesting in the event of certain change of control transactions) and are exercisable from the date of grant for a period of ten years.

2012 Omnibus Incentive Plan

On April 27, 2012, the stockholders of the Company approved the TESARO, Inc. 2012 Incentive Plan, which had been previously adopted by the board of directors. Upon effectiveness of the 2012 Incentive Plan, the Company ceased making awards under the 2010 Incentive Plan. The 2012 Incentive Plan allows the Company to grant awards for up to 1,428,571 shares of common stock plus the number of shares of common stock available for grant under the 2010 Incentive Plan as of the effectiveness of the 2012 Incentive Plan (which is an additional 6,857 shares) plus that number of shares of common stock related to awards outstanding under the 2010 Incentive Plan which terminate by expiration, forfeiture, cancellation, cash settlement or otherwise.  Each year starting with 2014, the number of shares available for grants of awards under the 2012 Incentive Plan will be increased automatically on January 1 by a number of shares of common stock equal to the lesser of 4% of the shares of common stock outstanding at such time or the number of shares determined by the Company’s board of directors. Awards under the 2012 Incentive Plan may include the following award types: stock options, which may be either incentive stock options or nonqualified stock options; stock appreciation rights; restricted stock; restricted stock units; dividend equivalent rights; performance shares; performance units; cash-based awards; other stock-based awards, including unrestricted shares; or any combination of the foregoing.  As of December 31, 2012, the Company has granted 16,644 unrestricted shares and stock options covering 375,354 shares of common stock, of which 7,856 have been forfeited, under the 2012 Incentive Plan.  The exercise price of each option has been equal to the closing price of a share of our common stock on the grant date or the fair value as determined by the board of directors on the grant date.

2010 Stock Incentive Plan

In connection with the Company’s formation, the Company adopted the TESARO, Inc. 2010 Incentive Plan, under which it was authorized to grant stock-based awards to purchase up to 357 shares of Common Stock to eligible employees, officers, directors and consultants. On May 10, 2010, in connection with the Company’s sale of Series A-1 Preferred Stock, each such share was reclassified for 1,000 shares of Common Stock, or an aggregate of 357,142 shares available under the 2010 Incentive Plan. On June 6, 2011, in connection with the Company’s sale of Series B Preferred Stock, the 2010 Incentive Plan was amended to increase the aggregate number of shares of Common Stock available to be issued under the 2010 Incentive Plan to 1,981,130 shares of Common Stock.  As of December 31, 2012, a total of 1,785,703 options and 188,570 restricted stock awards have been granted, and 19,016 options have been exercised, under the 2010 Incentive Plan.  As of April 27, 2012, the Company ceased making awards under the 2010 Incentive Plan and the remaining 6,857 shares available for future grants were added to the total number of shares reserved for issuance under the 2012 Incentive Plan.  For options granted under the 2010 Incentive Plan, the exercise price equaled the estimated fair value of the common stock as determined by the board of directors on the date of grant.

Restricted Common Stock

In connection with the Company’s formation, the founders purchased an aggregate of 1,071 shares of Company Common Stock at a nominal per share purchase price. On May 10, 2010, in connection with the Company’s sale of Series A-1 Preferred Stock, each such share was reclassified into 1,000 shares of Common Stock, or an aggregate of 1,071,426 shares of Common Stock (the “Founder Common”). The shares of Founder Common were issued subject to restricted stock agreements between the Company and each founder. Under these agreements, the founders’ shares vest as follows: twenty five percent (25%) of such stock vested effective as of March 26, 2010, and seventy-five percent (75%) of such stock vests in equal installments over the subsequent forty-eight (48) months (subject to acceleration of vesting in the event of certain terminations of employment and in connection with certain change of control transactions).

On February 7, 2011, the Company granted to the founders and one employee an aggregate of 188,570 shares of Common Stock as compensation for services provided (the “2011 Awards”). The 2011 Awards are subject to the 2010 Incentive Plan and various restrictions pursuant to restricted stock agreements between the Company and each recipient, including restrictions on transfer and a Company right of repurchase. Under these agreements, the recipients’ shares of Common Stock vest as follows: twenty five percent (25%) of such stock vests effective as of January 6, 2012, and seventy-five percent (75%) of such stock vests in equal installments over the subsequent thirty-six (36) months (subject to acceleration of vesting in the event of certain change of control transactions).

The Company records stock-based compensation expense for the Common Stock subject to repurchase, or restricted Common Stock grants, based on the grant date intrinsic value for employees. For the period from March 26, 2010 (inception) to December 31, 2010 the Company did not recognize any stock-based compensation for restricted Common Stock grants. The Company recorded stock-based compensation expense of approximately $24,000 for each of the years ended December 31, 2011 and 2012 associated with restricted Common Stock grants.

A summary of the Company’s restricted stock activity and related information is as follows:

		Weighted-average
		fair value
	Shares	per share

Unvested at December 31, 2011	640,578	$0.14
Granted	—	—
Vested	(291,244)	0.16
Forfeited	—	—
Unvested at December 31, 2012	349,334	$0.15

The weighted-average grant date fair value of restricted stock granted during the period from March 26, 2010 (inception) to December 31, 2010 and the year ended December 31, 2011 was $0.00 and $0.53 per share, respectively. The total grant date fair value of restricted stock that vested during the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, the year ended December 31, 2012 was $0, $0, and $47,000, respectively. At December 31, 2010, December 31, 2011 and December 31, 2012 there was $0, $75,000 and $51,000 of total unrecognized compensation cost related to restricted stock, respectively. As of December 31, 2012, the Company expects to recognize this cost over a remaining weighted-average period of 2.0 years.

Stock Options

A summary of the Company’s stock option activity and related information follows:

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	893,564	$1.31
Granted	1,267,493	8.44
Exercised	(19,016)	1.74
Cancelled	(7,856)	6.62
Outstanding at December 31, 2012	2,134,185	5.52	9.0	$24,444

Vested at December 31, 2012	302,057	1.32	8.6	$4,722

Vested and expected to vest at December 31, 2012 (1)	2,134,185	$5.52	9.0	$24,444

(1)                                 This represents the number of vested options as of December 31, 2012, plus the number of unvested options expected to vest as of December 31, 2012, based on the unvested options at December 31, 2012, adjusted for the estimated forfeiture rate of 0%.

The fair value of each employee stock option was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	The Period from
	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Dividend yield	—	—	—
Volatility	82%	67% - 68%	66% - 71%
Risk-free interest rate	2.06%	1.07% - 2.03%	0.89% - 1.56%
Expected term (years)	6.25	6.25	6.25

The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics to the Company, including early stage of product development and therapeutic focus. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. Management assesses expected forfeitures based on the experience of the Company coupled with comparison to data from the representative group of company peers and recognizes compensation costs only for those equity awards expected to vest.

For the period from March 26, 2010 (inception) to December 31, 2010 the Company did not recognize any stock-based compensation for employee stock option grants. The Company recorded stock-based compensation expense of $281,000 for the year ended December 31, 2011, and $1,526,000 for the year ended December 31, 2012, associated with employee stock options. The weighted-average grant date fair value of options granted in the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, and the year ended December 31, 2012 was $0.03, $2.63, and $5.29 per share, respectively. The aggregate intrinsic value of options exercised during the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, the year ended December 31, 2012 was $0, $0, and $0.2 million, respectively. The intrinsic value of a stock option is the amount by which the fair market value of the underlying stock exceeds the exercise price of the common stock option.

At December 31, 2010, December 31, 2011 and December 31, 2012, there was $0, $2.2 million and $7.2 million of total unrecognized compensation cost related to unvested stock options, respectively. As of December 31, 2012, the Company expects to recognize this cost over a remaining weighted-average period of 3.0 years.

In October 2012 and as provided for under the 2012 Incentive Plan, the Company issued 16,644 shares of common stock with an aggregate value of approximately $253,000 to certain non-employee board members who elected to have shares of stock issued to them in lieu of fees owed them for services as members of the Company’s board of directors.

Due to its operating losses in all periods, the Company has not recorded tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

Employee Stock Purchase Plan

On June 6, 2012, the board of directors adopted the 2012 ESPP, and the stockholders approved it on June 18, 2012, to be effective in connection with the closing of the Company’s initial public offering. A total of 275,000 shares of common stock have been reserved for future issuance under the 2012 ESPP pursuant to purchase rights granted to the Company’s employees or to employees of the Company’s designated subsidiaries.  The 2012 ESPP provides for consecutive 6-month offering periods, during which participating employees may elect to have their compensation withheld and applied to the purchase of common stock at the end of each offering period. The purchase price of the common stock will be 85% of the lower of the fair market value of a share of common stock on the first trading date of each offering period or the fair market value of a share of common stock on the last trading day of the offering period and is limited by participant to $25,000 in fair value of common stock per year. The 2012 ESPP will terminate on June 6, 2022, the tenth anniversary of the date of initial adoption of the plan. As of December 31, 2012, the Company had not begun any offering periods under the 2012 ESPP.